Fair Value of Financial Instruments (Details Narrative) $ / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($) $ / shares	Aug. 31, 2023 $ / shares	Feb. 28, 2023 $ / shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 $ / shares	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability instrument | $	$ 7,236
Share price | $ / shares	$ 15.00	$ 3.28	$ 2.28		$ 3.28
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Maturity period	5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.0384
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.96